Employee Benefit Plans - Reconciliation of Changes in Projected Benefit Obligations for our Non - U.S. and U.S. Plans (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	$ 0		$ 0	$ 0	$ 0
Non-US
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	67,943				62,485	$ 62,485	$ 54,898
Service cost						0	0	$ 0
Interest cost	99	$ 344	450	926	1,313	1,877	1,814	1,747
Actuarial loss (gain)						7,190	6,649
Plan amendments						104	0
Benefits paid						(2,261)	(2,821)
Settlements and curtailments						(3,751)	0
Foreign exchange rate changes						2,299	1,945
Benefit obligation at end of year						67,943	62,485	54,898
US plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	266,090				240,249	240,249	210,944
Service cost						0	0	0
Interest cost	$ 621	$ 1,634	$ 1,892	$ 4,358	$ 5,676	7,567	8,711	8,179
Actuarial loss (gain)						28,266	29,078
Plan amendments						0	0
Benefits paid						(8,024)	(7,201)
Settlements and curtailments						(1,968)	(1,283)
Foreign exchange rate changes						0	0
Benefit obligation at end of year						$ 266,090	$ 240,249	$ 210,944